Unaudited Interim Condensed Consolidated Statements of Changes In Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital		Retained Earnings (Accumulated Loss)	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity	Non- Controlling Interest	Total
Balance at Dec. 31, 2024		$ 2,598	[1]	$ 10,575,529	[1]	$ 133,277	$ (41,439)	$ 10,669,965	$ 123,523	$ 10,793,488
Balance (in Shares) at Dec. 31, 2024	[1]	3,247,117
Net (loss) income			[1]		[1]	(416,808)		(416,808)	1,610	(415,198)
Share based compensation benefit (expense)			[1]	663,202	[1]			663,202		663,202
Balance at Jun. 30, 2025		$ 2,598	[1]	11,238,731	[1]	(283,531)	(41,439)	10,916,359	125,133	11,041,492
Balance (in Shares) at Jun. 30, 2025	[1]	3,247,117
Balance at Dec. 31, 2025		$ 6,898		11,350,850		(15,081,537)	(41,439)	(3,765,228)	125,157	(3,640,071)
Balance (in Shares) at Dec. 31, 2025		8,623,102
Cashless exercise of warrants		$ 5,403		33,561,639				33,567,042		33,567,042
Cashless exercise of warrants (in Shares)		6,753,470
Net (loss) income						(10,064,745)		(10,064,745)	(7,102)	(10,071,847)
Share based compensation benefit (expense)				77,704				77,704		77,704
Balance at Jun. 30, 2026		$ 12,301		$ 44,834,785		$ (25,146,282)	$ (41,439)	$ 19,659,365	$ 118,055	$ 19,777,420
Balance (in Shares) at Jun. 30, 2026		15,376,572

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.